Stock-Based Compensation (Details) - shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 20, 2017
2017 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized			22,182
Term of award	10 years	10 years
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	2 years